Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	AMERICAN REBEL HOLDINGS, INC.
Entity Central Index Key	0001648087
Entity Tax Identification Number	47-3892903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	909 18th Avenue South
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37212
City Area Code	833
Local Phone Number	267-3235
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	909 18th Avenue South
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37212
Contact Personnel Name	Charles A. Ross, Jr.